Equity-Accounted Joint Ventures - Bahrain LNG Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) terminal ft³	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Bahrain Spirit
Schedule of Equity Method Investments [Line Items]
Term of charter contract (in years)	21 years			21 years
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%	30.00%
Subordinated debt	$ 73.4	$ 73.4
Interest rate (in percentage)	6.00%
Interest accrued on advances	$ 15.1	10.0
Interest Income, Related Party	$ 5.1	$ 4.8	$ 4.6
Bahrain LNG Joint Venture | Building
Schedule of Equity Method Investments [Line Items]
Length of charter contract (in years)						20 years
Number of terminals | terminal	1
Bahrain LNG Joint Venture | Building | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						24.00%
Bahrain LNG Joint Venture | Samsung C&T
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						16.00%